John Hancock Funds II
601 Congress Street
Boston, MA 02210
May 3, 2010
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses dated April 30, 2010 for each class of shares of the Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Lifestyle Conservative Portfolio, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio, each a separate series of the Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 28, 2010 via EDGAR.
If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary